Derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial instruments
Assets-Total	€ 169	€ 81
Liabilities-Total	(304)	(157)
Notional-Assets Total	8,159	10,258
Notional-Liabilities Total	7,735	11,470
Foreign exchange forward contracts
Fair value of financial instruments
Assets-Trading	29	17
Liabilities-Trading	(16)	(72)
Notional-Assets Trading	3,716	3,491
Notional-Liabilities Trading	3,917	8,070
Currency options bought
Fair value of financial instruments
Assets-Trading	2	7
Notional-Assets Trading	171	654
Other derivatives
Fair value of financial instruments
Liabilities-Trading		(7)
Notional-Liabilities Trading	9	84
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	1	36
Liabilities-Hedging	(3)	(2)
Notional-Assets Hedging	1,423	3,807
Notional-Liabilities Hedging	559	517
Cash flow hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	34	7
Liabilities-Hedging	(16)	(18)
Notional-Assets Hedging	933	660
Notional-Liabilities Hedging	736	749
Cash flow hedges | Currency options bought
Fair value of financial instruments
Assets-Hedging	1	1
Notional-Assets Hedging	108	343
Cash flow hedges | Currency options sold
Fair value of financial instruments
Notional-Liabilities Hedging	6
Fair value hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	83	7
Liabilities-Hedging	(14)	(7)
Notional-Assets Hedging	1,340	697
Notional-Liabilities Hedging	588	549
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging	19	6
Liabilities-Hedging	(101)	(2)
Notional-Assets Hedging	468	606
Notional-Liabilities Hedging	1,105	255
Cash flow and fair value hedges | Cross currency swaps
Fair value of financial instruments
Liabilities-Hedging	(154)	(49)
Notional-Liabilities Hedging	€ 815	€ 1,246